Trade Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other current receivables [abstract]
Disclosure of Accounts Receivable, Net

	2022	2021
Trade receivables	Ps. 13,432	Ps. 10,863
The Coca-Cola Company (related party) (Note 14)	776	820
Loans to employees	84	82
FEMSA and subsidiaries (related parties) (Note 14)	746	634
Other related parties (Note 14)	182	139
Other	1,636	1,007
Allowance for expected credit losses	(538)	(531)
	Ps. 16,318	Ps. 13,014

Aging Analysis of Accounts Receivable
The carrying value of trade receivables approximates its fair value as of December 31, 2022 and 2021.

Aging for trade receivables past due but not impaired	2022	2021
0 days	Ps. 14,594	Ps. 11,689
1-30 days	1,039	686
31-60 days	131	112
61-90 days	63	45
91-120 days	31	91
121 + days	460	391
Total	Ps. 16,318	Ps. 13,014

Summary of Changes in the Allowance for Expected Credit Losses

	2022	2021	2020
Balance at the beginning of the year	Ps. 531	Ps. 515	Ps. 493
Allowance for the year	14	35	119
Charges and write-offs of uncollectible accounts	38	6	(29)
Effects of changes in foreign exchange rates	(45)	(25)	(68)
Balance at the end of the year	Ps. 538	Ps. 531	Ps. 515